COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Contracts costs incurred plus estimated earnings	$ 988,496		$ 1,046,803
Less: Progress billings	(779,955)		(853,774)
Cost and estimated earnings in excess of billings	208,541		193,029
Less: Allowance for credit losses	(11,835)		(6,150)	$ (6,981)	$ (9,929)
Cost and estimated earnings in excess of billings, Total	$ 196,706	$ 186,077	$ 186,879